UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23016
(Investment Company Act file number)

RESOURCE CREDIT INCOME FUND
(Exact name of registrant as specified in charter)

One Crescent Drive, Suite 203
Philadelphia, PA  19103
(Address of principal executive offices) (Zip code)

Shelle Weisbaum
Resource Real Estate, Inc.
1845 Walnut Street, 18th Floor
Philadelphia, PA 19103
 (Name and address of agent for service)

Copy to:

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203

Registrant's telephone number, including area code: (212) 506-3899

Date of fiscal year end: February 28

Date of reporting period: March 1, 2015 - August 31, 2015

Item 1.  Reports to Stockholders.

# RESOURCE

CREDIT INCOME FUND

## SEMI-ANNUAL REPORT

AUGUST 31, 2015

TABLE OF CONTENTS

Portfolio Update	1
Disclosure of Fund Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights
Class A	10
Class C	11
Class W	12
Class I	13
Class U	14
Class T	15
Class D	16
Notes to Financial Statements	17
Additional Information	22
Approval of Advisory Agreement	23

Resource Credit Income Fund	Portfolio Update

August 31, 2015 (Unaudited)

The Fund's performance figures for the period ended August 31, 2015, compared to its benchmark:

	Since Inception	Inception
Resource Credit Income Fund - A - Without Load	-0.90%*	4/17/2015
Resource Credit Income Fund - A - With Load	-7.38%*	4/17/2015
Resource Credit Income Fund - C - Without Load	-1.20%*	4/17/2015
Resource Credit Income Fund - C - With Load	-2.66%*	4/17/2015
Resource Credit Income Fund - W - Without Load	-1.10%*	4/17/2015
Resource Credit Income Fund - I - Without Load	-0.80%*	4/17/2015
Resource Credit Income Fund - U - Without Load	-0.90%*	4/17/2015
Resource Credit Income Fund - U - With Load	-7.38%*	4/17/2015
Resource Credit Income Fund - T - Without Load	-1.20%*	4/17/2015
Resource Credit Income Fund - T - With Load	-2.66%*	4/17/2015
Resource Credit Income Fund - D - Without Load	-1.10%*	4/17/2015
S&P 500® Total Return Index	-4.48%*	4/17/2015

*	Cumulative total return

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. Investors cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Performance figures for periods less than one year are not annualized. The Fund's total annual operating expense, including underlying funds before fee waivers is 3.62% for Class A, 4.37% for Class C, 4.12% for Class W, 3.37% for Class I , 3.62% for Class U, 4.37% for Class T and 4.12% for Class D shares per the most recent Class specific prospectus filings. After fee waivers, the Fund's total annual operating expense is 3.62% for Class A, 4.37% for Class C, 4.12% for Class W, 3.37% for Class I , 3.62% for Class U, 4.37% for Class T and 4.12% for Class D shares. Class A and Class U shares are subject to a maximum sales load of 6.50% imposed on purchases. Class C and Class T shares are subject to a maximum sales load of 1.50% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-747-9559.

Semi-Annual Report | August 31, 2015	1

Resource Credit Income Fund	Portfolio Update

August 31, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of August 31, 2015

Asset Type	Percent of Net Assets
Short Term Investments	62.38%
Total Investments	62.38%
Other Assets in Excess of Liabilities	37.62%
Net Assets	100.00%

2	www.resourcecreditincome.com

Resource Credit Income Fund	Disclosure of Fund Expenses

August 31, 2015 (Unaudited)

As a shareholder of the Fund you incur (1) transaction costs, such as sales loads, and (2) ongoing costs, including management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expense Ratio(a)	Expenses Paid During The Period March 1, 2015 - August 31, 2015(b)
Resource Credit Income Fund(c)
Class A
Actual	$1,000.00	$991.00	2.59%	$9.44
Hypothetical (5% return before expenses)	$1,000.00	$1,012.12	2.59%	$13.10
Class C
Actual	$1,000.00	$988.00	3.34%	$12.16
Hypothetical (5% return before expenses)	$1,000.00	$1,008.35	3.34%	$16.86
Class W
Actual	$1,000.00	$989.00	3.09%	$11.25
Hypothetical (5% return before expenses)	$1,000.00	$1,009.60	3.09%	$15.61
Class I
Actual	$1,000.00	$992.00	2.34%	$8.53
Hypothetical (5% return before expenses)	$1,000.00	$1,013.37	2.34%	$11.84
Class U
Actual	$1,000.00	$991.00	2.59%	$9.44
Hypothetical (5% return before expenses)	$1,000.00	$1,012.12	2.59%	$13.10
Class T
Actual	$1,000.00	$988.00	3.34%	$12.16
Hypothetical (5% return before expenses)	$1,000.00	$1,008.35	3.34%	$16.86
Class D
Actual	$1,000.00	$989.00	3.09%	$11.25
Hypothetical (5% return before expenses)	$1,000.00	$1,009.60	3.09%	$15.61

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184, divided by 366.
(c)	Resource Credit Income Fund commenced operations on April 20, 2015. For purposes of calculating the "Actual" figures, actual number of days from commencement of operations through August 31, 2015 were used (134 days).

Semi-Annual Report | August 31, 2015	3

Resource Credit Income Fund	Portfolio of Investments

August 31, 2015 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENTS (62.38%)
132,974	Dreyfus Treasury Cash Management, Institutional Class, 0.01% (a) (Cost $132,974)	$132,974

	TOTAL SHORT TERM INVESTMENTS
	(Cost $132,974)	132,974

	TOTAL INVESTMENTS (62.38%)
	(Cost $132,974)	$132,974

	OTHER ASSETS IN EXCESS OF LIABILITIES (37.62%)	80,179

	NET ASSETS (100.00%)	$213,153

(a)	Money market fund; interest rate reflects seven-day effective yield on August 31, 2015.

See Notes to Financial Statements.
4	www.resourcecreditincome.com

Resource Credit Income Fund	Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

ASSETS
Investments, at value (Cost $132,974)	$132,974
Deferred offering cost	338,701
Prepaid expenses and other assets	12,351
Total assets	484,026

LIABILITIES
Payable due to adviser	153,875
Administration fees payable	10,703
Custody fees payable	3,191
Payable for trustee fees and expenses	9,357
Distribution fees payable	3
Shareholder servicing fees payable	12
Dealer manager fees payable	8
Payable for transfer agency fees	22,838
Legal fees payable	51,751
Accrued expenses and other liabilities	19,135
Total liabilities	270,873
NET ASSETS	$213,153

NET ASSETS CONSISTS OF
Paid-in capital	$215,000
Accumulated net investment loss	(1,847)
NET ASSETS	$213,153

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	5

Resource Credit Income Fund	Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

PRICING OF SHARES
Class A
Net Assets	$2,477
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	250
Net Asset Value and redemption price per share(a)	$9.91
Maximum Offering Price Per Share (Maximum Sales Charge of 6.50%)	$10.60
Class C
Net Assets	$2,470
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	250
Net Asset Value and redemption price per share(a)	$9.88
Maximum Offering Price Per Share (Maximum Sales Charge of 1.50%)	$10.03
Class W
Net Assets	$2,472
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	250
Net Asset Value, offering and redemption price per share	$9.89
Class I
Net Assets	$198,316
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	20,000
Net Asset Value, offering and redemption price per share	$9.92
Class U
Net Assets	$2,476
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	250
Net Asset Value and redemption price per share(a)	$9.91
Maximum Offering Price Per Share (Maximum Sales Charge of 6.50%)	$10.60
Class T
Net Assets	$2,470
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	250
Net Asset Value and redemption price per share(a)	$9.88
Maximum Offering Price Per Share (Maximum Sales Charge of 1.50%)	$10.03
Class D
Net Assets	$2,472
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	250
Net Asset Value, offering and redemption price per share	$9.89

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
6	www.resourcecreditincome.com

Resource Credit Income Fund	Statement of Operations

For the Period Ended August 31, 2015 (Unaudited) (a)

INVESTMENT INCOME
Dividends	$24
Total investment income	24
EXPENSES
Investment advisory fees (Note 3)	1,450
Administrative fees (Note 3)	51,433
Distribution fees (Note 3):
Class C	7
Class T	7
Shareholder servicing fees (Note 3):
Class A	3
Class C	3
Class W	3
Class U	3
Class T	3
Class D	3
Dealer manager fees (Note3):
Class W	4
Class D	4
Transfer agent fees (Note 3)	29,012
Audit fees	9,783
Legal fees	51,751
Printing expense	8,809
Registration fees	117
Custody fees	3,191
Trustee fees and expenses (Note 3)	18,357
Offering costs	186,309
Other expenses	19,051
Total expenses	379,303
Less fees waived/expenses reimbursed by investment adviser (Note 3)	(362,839)
Less fees waived by administrator (Note 3)	(14,593)
Total net expenses	1,871
NET INVESTMENT LOSS	(1,847)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,847)

(a)	Resource Credit Income Fund commenced operations on April 20, 2015.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	7

Resource Credit Income Fund	Statements of Changes in Net Assets

Period Ended August 31, 2015(a)
OPERATIONS
Net investment loss	$(1,847)
Net decrease in net assets resulting from operations	(1,847)

CAPITAL SHARE TRANSACTIONS
Class A
Proceeds from sales of shares	2,500
Net increase from capital shares transactions	2,500

Class C
Proceeds from sales of shares	2,500
Net increase from capital shares transactions	2,500

Class W
Proceeds from sales of shares	2,500
Net increase from capital shares transactions	2,500

Class I
Net increase from capital shares transactions	–

Class U
Proceeds from sales of shares	2,500
Net increase from capital shares transactions	2,500

Class T
Proceeds from sales of shares	2,500
Net increase from capital shares transactions	2,500

Class D
Proceeds from sales of shares	2,500
Net increase from capital shares transactions	2,500

Net increase in net assets	13,153

NET ASSETS
Beginning of period	200,000
End of period*	$213,153

*Including accumulated net investment loss of:	$(1,847)

See Notes to Financial Statements.
8	www.resourcecreditincome.com

Resource Credit Income Fund	Statements of Changes in Net Assets

Period Ended August 31, 2015(a)
OTHER INFORMATION
Capital Shares Transactions
Class A
Issued	250
Net increase in capital shares	250

Class C
Issued	250
Net increase in capital shares	250

Class W
Issued	250
Net increase in capital shares	250

Class I
Net increase in capital shares	–

Class U
Issued	250
Net increase in capital shares	250

Class T
Issued	250
Net increase in capital shares	250

Class D
Issued	250
Net increase in capital shares	250

(a)	The Resource Credit Income Fund commenced operations on April 20, 2015.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	9

Resource Credit Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)	(0.09)
Total loss from investment operations	(0.09)
DECREASE IN NET ASSET VALUE	(0.09)
NET ASSET VALUE, END OF PERIOD	$9.91

TOTAL RETURN(c)	(0.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$2

RATIOS TO AVERAGE NET ASSETS
Expenses, gross	531.22	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser and administrator	2.59	%(d)
Net investment loss	(2.57	)%(d)

PORTFOLIO TURNOVER RATE	0	%(e)

(a)	The Fund's Class A commenced operations on April 20, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
10	www.resourcecreditincome.com

Resource Credit Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)	(0.12)
Total loss from investment operations	(0.12)
DECREASE IN NET ASSET VALUE	(0.12)
NET ASSET VALUE, END OF PERIOD	$9.88

TOTAL RETURN(c)	(1.20)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$2

RATIOS TO AVERAGE NET ASSETS
Expenses, gross	532.04	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser and administrator	3.34	%(d)
Net investment loss	(3.32	)%(d)

PORTFOLIO TURNOVER RATE	0	%(e)

(a)	The Fund's Class C commenced operations on April 20, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	11

Resource Credit Income Fund – Class W	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)	(0.11)
Total loss from investment operations	(0.11)
DECREASE IN NET ASSET VALUE	(0.11)
NET ASSET VALUE, END OF PERIOD	$9.89

TOTAL RETURN(c)	(1.10)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$2

RATIOS TO AVERAGE NET ASSETS
Expenses, gross	531.71	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser and administrator	3.09	%(d)
Net investment loss	(3.05	)%(d)

PORTFOLIO TURNOVER RATE	0	%(e)

(a)	The Fund's Class W commenced operations on April 20, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
12	www.resourcecreditincome.com

Resource Credit Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)	(0.08)
Total loss from investment operations	(0.08)
DECREASE IN NET ASSET VALUE	(0.08)
NET ASSET VALUE, END OF PERIOD	$9.92

TOTAL RETURN(c)	(0.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$198

RATIOS TO AVERAGE NET ASSETS
Expenses, gross	530.90	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser and administrator	2.34	%(d)
Net investment loss	(2.31	)%(d)

PORTFOLIO TURNOVER RATE	0	%(e)

(a)	The Fund's Class I commenced operations on April 20, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	13

Resource Credit Income Fund – Class U	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)	(0.09)
Total loss from investment operations	(0.09)
DECREASE IN NET ASSET VALUE	(0.09)
NET ASSET VALUE, END OF PERIOD	$9.91

TOTAL RETURN(c)	(0.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$2

RATIOS TO AVERAGE NET ASSETS
Expenses, gross	531.22	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser and administrator	2.59	%(d)
Net investment loss	(2.57	)%(d)

PORTFOLIO TURNOVER RATE	0	%(e)

(a)	The Fund's Class U commenced operations on April 20, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
14	www.resourcecreditincome.com

Resource Credit Income Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)	(0.12)
Total loss from investment operations	(0.12)
DECREASE IN NET ASSET VALUE	(0.12)
NET ASSET VALUE, END OF PERIOD	$9.88

TOTAL RETURN(c)	(1.20)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$2

RATIOS TO AVERAGE NET ASSETS
Expenses, gross	532.04	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser and administrator	3.34	%(d)
Net investment loss	(3.32	)%(d)

PORTFOLIO TURNOVER RATE	0	%(e)

(a)	The Fund's Class T commenced operations on April 20, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
Semi-Annual Report | August 31, 2015	15

Resource Credit Income Fund – Class D	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)	(0.11)
Total loss from investment operations	(0.11)
DECREASE IN NET ASSET VALUE	(0.11)
NET ASSET VALUE, END OF PERIOD	$9.89

TOTAL RETURN(c)	(1.10)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$2

RATIOS TO AVERAGE NET ASSETS
Expenses, gross	531.72	%(d)
Expenses, net of fees waived/expenses reimbursed by investment adviser and administrator	3.09	%(d)
Net investment loss	(3.07	)%(d)

PORTFOLIO TURNOVER RATE	0	%(e)

(a)	The Fund's Class D commenced operations on April 20, 2015.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.
16	www.resourcecreditincome.com

Resource Credit Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

1. ORGANIZATION

Resource Credit Income Fund (the "Trust" or the "Fund") was organized as a Delaware statutory trust on December 11, 2014 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund's investment adviser is Resource Financial Fund Management, Inc. (the "Adviser"). The investment objective is to produce current income with a secondary objective to achieve capital preservation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in fixed-income and fixed-income related securities.

The Fund currently offers Class A, Class C, Class W, Class I, Class U, Class T and Class D shares; all classes of shares commenced operations on April 20, 2015. Class W, Class I and Class D shares are offered at net asset value. Class A and Class U shares are offered at net asset value plus a maximum sales charge of 6.50% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C and Class T shares are offered at net asset value plus a maximum sales charge of 1.50% and may also be subject to a 1.00% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price ("NOCP"). In the absence of a sale such securities shall be valued at the last bid price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at "fair value" as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund's Board of Trustees (the "Board"). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The "fair value" of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Semi-Annual Report | August 31, 2015	17

Resource Credit Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.  The valuation techniques used by the Fund to measure fair value during the period ended August 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's investments as of August 31, 2015:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short Term Investments	132,974	–	–	132,974
TOTAL	$132,974	$–	$–	$132,974

There were no transfers between Levels 1, 2 and 3 during the period ended August 31, 2015.  It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund's tax provisions to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended August 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

18	www.resourcecreditincome.com

Resource Credit Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Offering Costs – Offering costs incurred by the Fund of $525,010 were treated as deferred charges until operations commenced and are being amortized over a 12-month period using the straight line method. Unamortized amounts are included in deferred offering costs in the Statement of Assets and Liabilities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement (the "Advisory Agreement"), investment advisory services are provided to the Fund by the Adviser. Under the terms of the Advisory Agreement, the Adviser receives a monthly base management fee calculated at an annual rate of 1.85% of the average daily net assets of the Fund. For the period ended August 31, 2015, the Fund incurred $1,450 in base management fees, all of which were waived.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, (including all organization and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at least until May 19, 2016, so that the total annual operating expenses of the Fund do not exceed 2.59% per annum of Class A average daily net assets, 3.34% per annum of Class C average daily net assets, 3.09% per annum of Class W average daily net assets, 2.34% per annum of Class I average daily net assets, 2.59% per annum of Class U and average daily net assets, 3.34% per annum of Class T average daily net assets and 3.09% per annum of Class D average daily net assets. Fee waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.

As of August 31, 2015, the balance of recoupable expenses for the Fund was as follows:

Fund	Expires February 20, 2018
Resource Credit Income Fund	$36,870*

*	Organizational Expenses were reduced from $37,338 to $36,870 subsequent to the February 20, 2015 Seed Audit Financial Statements.

The Adviser is also paid an incentive fee. The incentive fee is calculated and payable quarterly in arrears based upon the Fund's "pre-incentive fee net investment income" for the immediately preceding quarter and is subject to a hurdle rate, expressed as a rate of return on the Fund's "adjusted capital," equal to 2.25% per quarter (or an annualized hurdle rate of 9.0%), subject to a "catch-up" feature. For this purpose, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter (including the management fee, expenses reimbursed to the Adviser and any interest expenses and distributions paid on any issued and outstanding preferred shares, but excluding the incentive fee). "Adjusted capital" means the cumulative gross proceeds received by the Fund from the sale of shares (including pursuant to the Fund's distribution reinvestment plan), reduced by amounts paid in connection with purchases of shares pursuant to the Fund's share repurchase program.

Semi-Annual Report | August 31, 2015	19

Resource Credit Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

No incentive fee is payable in any calendar quarter in which the Fund's pre-incentive fee net investment income does not exceed the quarterly hurdle rate of 2.25%. For any calendar quarter in which the Fund's pre-incentive fee net investment income is greater than the hurdle rate, but less than or equal to 2.8125%, the incentive fee will equal the amount of the Fund's pre-incentive fee net investment income in excess of the hurdle rate. This portion of the Fund's pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 2.8125% is referred to as the "catch-up." The "catch-up" provision is intended to provide the Adviser with an incentive fee of 20.0% on all of the Fund's pre-incentive fee net investment income when the Fund's pre-incentive fee net investment income reaches 2.8125% in any calendar quarter. For any calendar quarter in which the Fund's pre-incentive fee net investment income exceeds 2.8125% of adjusted capital, the incentive fee will equal 20.0% of pre-incentive fee net investment income. For the period ended August 31, 2015, there was no incentive fee incurred.

Fund Accounting Fees and Expenses – ALPS Fund Services, Inc. ("ALPS") serves as the Fund's administrator and accounting agent (the "Administrator") and receives customary fees from the Fund for such services. ALPS agreed to waive a portion of its fee for the period ended September 30, 2015.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund ("Transfer Agent").

Distributor – The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the "Distributor") to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the Distribution Agreement. The Board has adopted, on behalf of the Fund, a Shareholder Servicing Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Servicing Plan, the Fund's Class A, Class C, Class W, Class U, Class T and Class D shares are subject to a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to that share class. For the period ended August 31, 2015, the Fund incurred shareholder servicing fees of $18. The Class C and Class T shares also pay to the Distributor a distribution fee, pursuant to a distribution plan adopted by the Board, that accrues at an annual rate equal to 0.75% of the Fund's average daily net assets attributable to Class C and Class T shares and is payable on a quarterly basis. In addition Class W and Class D shares pay to Resource Securities, Inc. (the "Dealer Manager"), an affiliate of the Adviser, a dealer manager fee, pursuant to a distribution plan adopted by the Board, that accrues at an annual rate equal to 0.50% of the Fund's average daily net assets attributable to Class W and Class D shares and is payable on a quarterly basis.  Class A, Class I, and Class U shares are not currently subject to a distribution fee. For the period ended August 31, 2015, the Fund accrued $14 in distribution fees and $78 in dealer manager fees.

The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of ALPS. During the period ended August 31, 2015, no fees were retained by the Distributor.

Trustees – Each Trustee who is not affiliated with the Trust or the Adviser will receive an annual fee of $10,000, plus $2,000 for attending the annual in‐person meeting of the Board of Trustees, plus $500 for attending each of the remaining telephonic meetings, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receives compensation from the Trust.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended August 31, 2015 amounted to $0 and $0, respectively.

5. TAX BASIS INFORMATION

The following information is computed on a tax basis for each item as of August 31, 2015:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Resource Credit Income Fund	$–	$–	$–	$132,974

There were no distributions paid during the period ended August 31, 2015.

20	www.resourcecreditincome.com

Resource Credit Income Fund	Notes to Financial Statements

August 31, 2015 (Unaudited)

6. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of up to 5% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date. If shareholders tender for repurchase more than 5% of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2%.  If the Fund determines not to repurchase an additional 2%, or if more than 7% of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder.  There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered.  In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares.  Subsequent repurchase requests will not be given priority over other shareholder requests. During the period ended August 31, 2015, the Fund did not have any repurchase offers.

7. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-07, "Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent)." This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient.

ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. Early adoption is permitted. Management is currently evaluating the impact ASU 2015-07 will have on the Funds' financial statements and disclosures.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2015, the Adviser was the sole shareholder of the Fund.

9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Dreyfus Treasury Cash Management, Institutional Class (the "Dreyfus Fund"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the Dreyfus Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the Dreyfus Fund can be found at www.sec.gov.

The performance of the Fund may be directly affected by the performance of the Dreyfus Fund. As of August 30, 2015, the percentage of the Fund's net assets invested in the Dreyfus Fund was 62.38%.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

With the approval of the Board, effective September 30, 2015, the Fund's fiscal year end was changed from February 28 to September 30.

Effective September 30, 2015, in addition to the contractual expense limitation agreement that is in place, the Adviser also voluntarily agreed to waive/reimburse all net operating expenses of the Fund as of the September 30, 2015 fiscal year-end.

Subsequent to August 31, 2015, the Fund did not qualify as a registered investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986 because it did not meet certain quarterly diversification tests. Accordingly, the Fund will file as a "C" corporation for the period ended September 30, 2015. As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for that period. However, as there are currently no investments held, the Fund had a net loss for that period and consequently did not incur any tax liability. The Fund expects to meet qualifications and plans to be taxed as a RIC in future periods.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | August 31, 2015	21

Resource Credit Income Fund	Additional Information

August 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-747-9559, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 855-747-9559, or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-747-9559. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	www.resourcecreditincome.com

Resource Credit Income Fund	Approval of Advisory Agreement

August 31, 2015 (Unaudited)

At a meeting held on February 3, 2015, the Board of Trustees (the "Board" or the "Trustees") of Resource Credit Income Fund (the "Trust" or the "Fund"), including a majority of those Trustees who are not "interested persons" of the Trust, as such term is defined under Section 2(a)(19) of the Investment Company act of 1940, as amended, considered the approval of the investment advisory agreement (the "Management Agreement") between Resource Financial Fund Management, Inc. (the "Adviser") and the Trust. In considering the approval of the Management Agreement, the Trustees received materials specifically relating to the Management Agreement.

The Trustees considered the following material factors during their deliberations:  (1) the nature, extent and quality of services to be provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.  The Trustees relied upon the advice of counsel and their own business judgment in determining the before mentioned material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board reviewed a summary of information regarding the Adviser's history, assets under management and structure.  The Trustees considered key elements of the presentation given by the Adviser regarding the Fund's investment strategy and the experience of the Adviser in the provision of investment advisory and compliance services.  The Trustees discussed the nature of the Adviser's operations, the quality of the Adviser's compliance infrastructure and the experience and background of all key personnel of its fund management team.  The Board then considered certain legal and regulatory matters in which the Adviser and/or the Adviser's affiliates are involved and the potential effect of such matters on the operations of the Adviser.  The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust were satisfactory.

Performance of the Fund and Adviser.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  Additionally, because the Adviser does not manage other funds or accounts with a similar investment mandate, no performance information was available.  However, the proposed portfolio manager for the Fund, in his capacity as Managing Director for an investment adviser which is an affiliate of the Adviser, serves as the portfolio manager for another interval fund with a somewhat similar investment strategy.  The Trustees reviewed one-year and since-inception performance information for this comparison fund.  They noted that the comparison fund had outperformed its benchmark, the Wells Fargo® Hybrid and Preferred Securities REIT Index over the since-inception period and lagged slighted during the one-year period.  They further noted the comparison fund had outperformed an interval fund peer group and an unlisted closed end fund peer group over both periods.  The Board concluded that the Adviser had the potential to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  The Board noted that the Adviser proposed charging a base 1.85% annual advisory fee based on the average net assets of the Fund, which is above the average fee of approximately 1.27% of a group of non-traded closed-end funds composed primarily of interval funds.  However, the Trustees noted that the advisory fee was below the 2.80% upper end of the range of reasonable fees charged by the advisers to the reference group of funds.  The Trustees also noted that the proposed advisory fee also includes an additional potential performance fee element of 20% of income after certain expenses, if a hurdle rate of 9.00% is exceeded.  The Trustees noted that they believe this performance element will align the Adviser's interests with those of shareholders because it incentivizes good performance.  They further noted that under present market conditions, they do not expect the performance fee to be material if it is reached at all.  Next, the Trustees noted that the Adviser proposes to limit, for at least one year, ordinary annual operating expenses of the Fund (including offering and organizational expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.59%, 2.59%, 3.34%, 3.34%, 3.09%, 3.09% and 2.34% per annum of the Fund's average daily net assets attributable to Class A, Class U, Class C, Class T, Class W, Class D and Class I shares, respectively.  The Trustees noted that these expenses are above the average net expense ratio of approximately 1.86% for the same group of non-traded closed-end funds composed primarily of interval funds.  However, the Trustees noted that the projected net expenses were below the 5.70% upper end of the range of net expenses incurred by the reference group of funds.  The Trustees concluded that the proposed advisory fee, as well as the Fund's overall projected net expense ratio, was acceptable in light of the Adviser's expertise and the quality of the services the Fund expects to receive from the Adviser.

Economies of Scale.  As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  They also noted that the Adviser projected that it may achieve economies of scale once Fund assets reach $50 million.  However, the Trustees recognized that that Fund had not yet commenced operations, asset growth is speculative and that management agreements with competitor funds do not always contain breakpoints.

Semi-Annual Report | August 31, 2015	23

Resource Credit Income Fund	Approval of Advisory Agreement

August 31, 2015 (Unaudited)

The Trustees and the Adviser agreed to revisit the issue of breakpoints once the Fund has raised significant assets and economies of scale can be re-assessed.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Profitability.  The Board considered the anticipated profits to be realized by the proposed Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They noted that any projection of profits is speculative.  They considered the proposed advisory fee, expected asset levels and potential revenues to be derived from shareholder servicing fees as well as a dealer manager agreement between the Fund and an affiliate of the Adviser.  The Board considered that there will be no anticipated direct profit to the Adviser for the first year that the Management Agreement is in effect and that total profit from the overall relationship with the Fund is expected to be somewhat profitable with a projected gross profit margin below 10% of Fund-related revenues.  The Board examined financial statements of the Adviser and concluded that the Adviser has adequate resources to reimburse the Fund for operating expenses, if required under the expense limitation agreement, and to continue operations.  The Board concluded that the Adviser's expected level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the proposed advisory fee structure is reasonable and in light of such services and projected expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Management Agreement.

24	www.resourcecreditincome.com

INVESTMENT ADVISER
Resource Financial Fund Management, Inc.
One Crescent Drive, Suite 203
Philadelphia, Pennsylvania 19112
DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
LEGAL COUNSEL
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for Resource Credit Income Fund.

Item 2.  Code of Ethics.
Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.
Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)            The schedule of investments is included as part of the Reports to Shareholders filed under Item 1 of this report.

(b)            Not applicable to the registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.
(a)(3)	Not applicable.

(b)	Certifications required by Item 12(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	November 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	November 9, 2015

By:	/s/ Steven R. Saltzman
Steven R. Saltzman
Treasurer (Principal Financial Officer)

Date:	November 9, 2015